Bridgeway Funds, Inc.

Aggressive Investors 1 Fund (BRAGX)

Ultra-Small Company Fund (BRUSX)

Ultra-Small Company Market Fund (BRSIX)

Small-Cap Momentum Fund (BRSMX)

Small-Cap Growth Fund (BRSGX)

Small-Cap Value Fund (BRSVX)

Blue Chip 35 Index Fund (BRLIX)

Managed Volatility Fund (BRBPX)

Supplement dated May 27, 2016 to the Statement of Additional Information dated October 31, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement,

have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1.          Effective May 31, 2016, Tammira Philippe was appointed as President of Bridgeway Funds, Inc. (“Bridgeway Funds” or the “Corporation”) and John N.R. Montgomery was appointed as Vice President of Bridgeway Funds.

2.          Effective May 31, 2016, any references to John Montgomery as an officer of Bridgeway Funds should refer to him as Vice President of Bridgeway Funds.

3.          Effective May 31, 2016, the “Directors and Officers” information in the “Management of Bridgeway Funds” section, which begins on page 13 of the SAI, is hereby deleted in its entirety and replaced with the following:

MANAGEMENT OF BRIDGEWAY FUNDS

Directors and Officers

These are the Directors and Officers of the Bridgeway Funds, their business address, and principal occupations during the past five years.

Independent Directors

Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Kirbyjon Caldwell Age 62	Director	Term: 1 Year Length: 2001 to Present.	Senior Pastor of Windsor Village United Methodist Church, since 1982.	Ten	American Church Mortgage Company, NRG Energy Inc., Amegy Bancshares Advisory Board.

Karen S. Gerstner Age 60	Director	Term: 1 Year Length: 1994 to Present.	Principal, Karen S. Gerstner & Associates, P.C., since 2004.	Ten	None

Miles Douglas Harper, III* Age 53	Director	Term: 1 Year Length: 1994 to Present.	Partner, Carr, Riggs & Ingram, LLC, since 2013; Partner, Gainer Donnelly, LLP, 1998 to 2013 upon merger with Carr, Riggs & Ingram, LLC.	Ten	Calvert Social Investment Fund (8 Portfolios), Calvert Social Index Series, Inc. (1 Portfolio), Calvert Impact Fund (4 Portfolios), Calvert World Values Fund (3 Portfolios).

Evan Harrel Age 54	Director	Term: 1 Year Length: 2006 to Present.	Strategic Advisor, Small Steps Nurturing Center, since 6/2012; Executive Director, Small Steps Nurturing Center, 2004 through 5/2012.	Ten	None

*	Independent Chairman

1

“Interested” Director

Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
John N. R. Montgomery [2] Age 60	Vice President and Director	Term: 1 year Length: 1993 to present.	Chairman, Bridgeway Capital Management, Inc., 2010 – present; President, Bridgeway Capital Management, Inc., 1993 – 2010 and 6/2015 – 3/2016; President, Bridgeway Funds, 6/2015 – 6/2016; Vice President, Bridgeway Funds, 2005 – 5/2015 and 6/2016 – present.	Ten	None

Officers

Richard P. Cancelmo Jr. Age 57	Vice President	Term: 1 year Length: 2004 to present.	Vice President, Bridgeway Funds, 11/2004 – present; Staff member, Bridgeway Capital Management, Inc., since 2000.		None

Linda G. Giuffré Age 54	Treasurer and Chief Compliance Officer	Term: 1 year Length: 2004 to present.	Chief Compliance Officer, Bridgeway Capital Management, Inc., 12/2004 to present; Staff member, Bridgeway Capital Management, Inc., 5/2004 to present.		None

Deborah L. Hanna Age 50	Secretary	Term: 1 year Length: 2007 to present.	Self employed, accounting and related projects for various organizations, 2001 – present.		None

Sharon Lester Age 60	Vice President	Term: 1 year Length: 2011 to present.	Staff member, Bridgeway Capital Management, Inc., 12/2010 to present; Prior to 12/2010, Director of Portfolio Operations, Invesco.		None

Tammira Philippe Age 42	President	Term: 1 year Length: May 2016 to present.	Staff member, Bridgeway Capital Management, Inc., 12/2010 to 3/2016; President, Bridgeway Capital Management, Inc., 3/2016 – present.		None

1	The address of all of the Directors and Officers of Bridgeway Funds is 20 Greenway Plaza, Suite 450, Houston, Texas 77046.
2	John Montgomery is chairman, director and majority shareholder of Bridgeway Capital Management, Inc., and therefore an interested person of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2

Bridgeway Funds, Inc.

Omni Small-Cap Value Fund (BOSVX)

Omni Tax-Managed Small-Cap Value Fund (BOTSX)

Supplement dated May 27, 2016 to the Statement of Additional Information dated October 31, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement,

have the meanings assigned to them in the Statement of Additional Information (“SAI”).

1.          Effective May 31, 2016, Tammira Philippe was appointed as President of Bridgeway Funds, Inc. (“Bridgeway Funds” or the “Corporation”) and John N.R. Montgomery was appointed as Vice President of Bridgeway Funds.

2.          Effective May 31, 2016, any references to John Montgomery as an officer of Bridgeway Funds should refer to him as Vice President of Bridgeway Funds.

3.          Effective May 31, 2016, the “Directors and Officers” information in the “Management of Bridgeway Funds” section, which begins on page 8 of the SAI, is hereby deleted in its entirety and replaced with the following:

MANAGEMENT OF BRIDGEWAY FUNDS

Directors and Officers

These are the Directors and Officers of the Bridgeway Funds, their business address, and principal occupations during the past five years.

Independent Directors

Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
Kirbyjon Caldwell Age 62	Director	Term: 1 Year Length: 2001 to Present.	Senior Pastor of Windsor Village United Methodist Church, since 1982.	Ten	American Church Mortgage Company, NRG Energy Inc., Amegy Bancshares Advisory Board.

Karen S. Gerstner Age 60	Director	Term: 1 Year Length: 1994 to Present.	Principal, Karen S. Gerstner & Associates, P.C., since 2004.	Ten	None

Miles Douglas Harper, III* Age 53	Director	Term: 1 Year Length: 1994 to Present.	Partner, Carr, Riggs & Ingram, LLC, since 2013; Partner, Gainer Donnelly, LLP, 1998 to 2013 upon merger with Carr, Riggs & Ingram, LLC.	Ten	Calvert Social Investment Fund (8 Portfolios), Calvert Social Index Series, Inc. (1 Portfolio), Calvert Impact Fund (4 Portfolios), Calvert World Values Fund (3 Portfolios).

Evan Harrel Age 54	Director	Term: 1 Year Length: 2006 to Present.	Strategic Advisor, Small Steps Nurturing Center, since 6/2012; Executive Director, Small Steps Nurturing Center, 2004 through 5/2012.	Ten	None

*	Independent Chairman

1

“Interested” Director

Name, Address [1] and Age	Position(s) Held with Bridgeway Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Bridgeway Funds Overseen by Director	Other Directorships Held by Director
John N. R. Montgomery [2] Age 60	Vice President and Director	Term: 1 year Length: 1993 to present.	Chairman, Bridgeway Capital Management, Inc., 2010 – present; President, Bridgeway Capital Management, Inc., 1993 – 2010 and 6/2015 – 3/2016; President, Bridgeway Funds, 6/2015 – 6/2016; Vice President, Bridgeway Funds, 2005 – 5/2015 and 6/2016 – present.	Ten	None

Officers

Richard P. Cancelmo Jr. Age 57	Vice President	Term: 1 year Length: 2004 to present.	Vice President, Bridgeway Funds, 11/2004 – present; Staff member, Bridgeway Capital Management, Inc., since 2000.		None

Linda G. Giuffré Age 54	Treasurer and Chief Compliance Officer	Term: 1 year Length: 2004 to present.	Chief Compliance Officer, Bridgeway Capital Management, Inc., 12/2004 to present; Staff member, Bridgeway Capital Management, Inc., 5/2004 to present.		None

Deborah L. Hanna Age 50	Secretary	Term: 1 year Length: 2007 to present.	Self employed, accounting and related projects for various organizations, 2001 – present.		None

Sharon Lester Age 60	Vice President	Term: 1 year Length: 2011 to present.	Staff member, Bridgeway Capital Management, Inc., 12/2010 to present; Prior to 12/2010, Director of Portfolio Operations, Invesco.		None

Tammira Philippe Age 42	President	Term: 1 year Length: May 2016 to present.	Staff member, Bridgeway Capital Management, Inc., 12/2010 to 3/2016; President, Bridgeway Capital Management, Inc., 3/2016 – present.		None

1	The address of all of the Directors and Officers of Bridgeway Funds is 20 Greenway Plaza, Suite 450, Houston, Texas 77046.
2	John Montgomery is chairman, director and majority shareholder of Bridgeway Capital Management, Inc., and therefore an interested person of the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2